Leases - Summary of Reconciliation Between Gross Investment of Financial Leases and the Current Value of the Minimum Payments Receivables (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of finance lease and operating lease by lessor [line items]
Current value of minimum payments	$ 16,448,771	$ 20,662,718
Total gross investment	31,304,293	66,392,215
Up to 1 year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Current value of minimum payments	5,973,254	6,878,088
Total gross investment	13,939,054	26,085,498
From 1 to 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Current value of minimum payments	10,475,517	13,781,100
Total gross investment	17,364,678	40,302,418
Over 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Current value of minimum payments		3,530
Total gross investment	$ 561	$ 4,299